Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

20. Revenue

The following is a disaggregation of revenue categorized by commodities sold:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022

Silver
Sales revenue	$62,419	$37,084
Derivative pricing adjustments	687	758
	63,106	37,842
Zinc
Sales revenue	$38,421	$59,262
Derivative pricing adjustments	325	1,280
	38,746	60,542
Lead
Sales revenue	$25,438	$29,731
Derivative pricing adjustments	19	(164)
	25,457	29,567
Other by-products
Sales revenue	$1,044	$995
Derivative pricing adjustments	196	220
	1,240	1,215

Total sales revenue	$127,322	$127,072
Total derivative pricing adjustments	1,227	2,094
Gross revenue	$128,549	$129,166
Proceeds before intended use	188	-
Treatment and selling costs	(39,175)	(44,150)
	$89,562	$85,016

Derivative pricing adjustments represent subsequent variations in revenue recognized as an embedded derivative from contracts with customers and are accounted for as financial instruments (see Note 25).